REVENUE RECOGNITION	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION
NOTE 3:-	REVENUE RECOGNITION

Deferred Revenue and Remaining Performance Obligations

The Company generates revenues from the sale of subscriptions to customers to access its cloud-based Work OS platform in accordance with ASC 606. The Company recognized $291,230 and $208,362 of revenue during the six months ended June 30, 2025 (unaudited) and June 30, 2024 (unaudited), respectively, that were included in the deferred revenue balances as of January 1, 2025, and 2024, respectively.

As of June 30, 2025 (unaudited), the Company's remaining performance obligations from contracts with customers were $767,789, of which the Company expects to recognize approximately 86% as revenues over the next 12 months and the remainder thereafter.

Deferred Contract Acquisition Costs

Deferred contract acquisition costs are amortized over a period of benefit of three years. The period of benefit was estimated by considering factors such as historical customer attrition rates, the useful life of the Company’s technology, and other factors.

The following table summarizes the activity of deferred contract acquisition costs:

	Six months ended June 30,
	2025	2024
	(Unaudited)
Beginning balance	$20,522	$3,675
Capitalization of deferred contract costs	34,787	10,187
Amortization	(9,090)	(1,825)
Ending balance	$46,219	$12,037

	June 30, 2025	December 31, 2024
	(Unaudited)
Deferred contract costs, current	$20,160	$10,409
Deferred contract costs, noncurrent	26,059	10,113
Total deferred contract costs	$46,219	$20,522

Deferred contract costs, current is presented within prepaid expenses and other current assets in the condensed consolidated balance sheets. Deferred contract costs, noncurrent is presented within other long-term assets in the condensed consolidated balance sheets.